Other assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	Other assets
Other assets consist of the following:

	2019	2018
Restricted cash	$24,787	$18,954
OPEB plan assets (note 10(a))	8,437	3,161
Atlantica related prepaid amount (note 8(a))	8,844	—
Long-term deposits	6,319	1,207
Income taxes recoverable	4,416	1,961
Deferred financing costs	5,477	4,449
Other	8,192	4,967
	$66,472	$34,699
Less: current portion	(7,764)	(6,115)
	$58,708	$28,584